Jacob Small Cap Growth Fund
Schedule of Investments (+)
May 31, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.8%
		Biological Products, (No Diagnostic Substances) - 7.6%
35,000		Aerie Pharmaceuticals, Inc. *	$491,050
2,300		Krystal Biotech, Inc. *	118,243
20,700		Mesoblast Ltd. - ADR *^	265,581
31,000		Precision BioSciences, Inc. *	217,310
			1,092,184
		Bituminous Coal and Lignite Surface Mining - 2.3%
9,800		Arch Coal, Inc. - Class A	323,008
		Business Services - 8.2%
7,100		JOYY, Inc. - Class A - ADR *^	433,455
65,000		OptimizeRx Corp. *	738,400
			1,171,855
		Calculating and Accounting Machines (No Electronic Computers) - 3.5%
70,300		USA Technologies, Inc. *	502,645
		Chemical and Fertilizer Mineral Mining - 1.3%
45,000		Nexa Resources SA ^	181,350
		Computer Peripheral Equipment - 5.0%
69,700		Immersion Corp. *	470,823
9,500		Impinj, Inc. *	245,575
			716,398
		Computer Programming, Data Processing, Etc. - 2.9%
21,000		SVMK, Inc. *	423,150
		Eating Places - 4.7%
11,600		BJ's Restaurants, Inc.	251,952
20,000		Cheesecake Factory, Inc.	429,600
			681,552
		Family Clothing Stores - 6.7%
86,000		American Eagle Outfitters, Inc.	787,760
9,800		Urban Outfitters, Inc. *	166,012
			953,772
		Industrial Organic Chemicals - 5.2%
60,046		Codexis, Inc. *	745,771
		Medical Laboratories - 0.5%
2,217		CareDx, Inc. *	71,210
		Miscellaneous Amusement & Recreation - 2.8%
10,000		DraftKings, Inc. - Class A *	397,000
		Miscellaneous Business Services - 0.7%
2,000		NV5 Global, Inc. *	94,320
		Patent Owners & Lessors - 5.6%
124,500		Digital Turbine, Inc. *	799,290
		Personal Services - 3.6%
23,600		Yelp, Inc. - Class A *	513,064
		Pharmaceutical Preparations - 12.3%
4,600		Apellis Pharmaceuticals, Inc. *	154,974
1,900		ChemoCentryx, Inc. *	118,541
12,834		Esperion Therapeutics, Inc. *	543,777
36,500		Harrow Health, Inc. *	197,465
25,000		NeuBase Therapeutics, Inc. *	195,000
37,400		Omeros Corp. *	556,512
			1,766,269
		Prepackaged Software - 4.8%
47,792		Inspired Entertainment, Inc. *	128,560
9,100		SINA Corp. *^	284,921
5,100		Tabula Rasa HealthCare, Inc. *	272,493
			685,974
		Radio, Television, and Publishers' Advertising Representatives - 4.1%
37,600		Yext, Inc. *	593,704
		Real Estate - 2.5%
115,050		Leju Holdings Ltd. - ADR *^	189,833
9,870		Rafael Holdings, Inc. - Class B *	170,652
			360,485
		Semiconductors and Related Devices - 2.4%
9,800		CEVA, Inc. *	337,806
		State Commercial Banks - 2.1%
18,370		First Internet Bancorp	295,390
		Surgical and Medical Instruments and Apparatus - 11.0%
148,800		Alphatec Holdings, Inc. *	662,160
77,100		iCAD, Inc. *	905,154
			1,567,314
		TOTAL COMMON STOCKS (Cost $12,802,743)	14,273,511
		WARRANTS - 0.0%
12,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–
		MONEY MARKET FUND - 0.5%
73,304		First American Government Obligations Fund - Class X, 0.09% (b)	73,304
		TOTAL MONEY MARKET FUND (Cost $73,304)	73,304
		TOTAL INVESTMENTS (Cost $12,876,047) - 100.3%	14,346,815
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(41,046)
		TOTAL NET ASSETS - 100.0%	$14,305,769

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2020:

	Level 1	Level 2	Level 3		Total
Common Stocks
Pharmaceutical Preparations	$1,766,269	$-	$-		$1,766,269
Surgical and Medical Instruments and Apparatus	1,567,314	-	-		1,567,314
Business Services	1,171,855	-	-		1,171,855
Biological Products, (No Diagnostic Substances)	1,092,184	-	-		1,092,184
Family Clothing Stores	953,772	-	-		953,772
Patent Owneres & Lessors	799,290	-	-		799,290
Industrial Organic Chemicals	745,771	-	-		745,771
Computer Peripheral Equipment	716,398	-	-		716,398
Prepackaged Software	685,974	-	-		685,974
Eating Places	681,552	-	-		681,552
Radio, Television, and Publishers' Advertising Representatives	593,704	-	-		593,704
Personal Services	513,064	-	-		513,064
Calculating and Accounting Machines (No Electronic Computers)	502,645	-	-		502,645
Computer Programming, Data Processing, Etc.	423,150	-	-		423,150
Miscellaneous Amusement & Recreation	397,000	-	-		397,000
Real Estate	360,485	-	-		360,485
Semiconductors and Related Devices	337,806	-	-		337,806
Bituminous Coal & Lignite Surface Mining	323,008	-	-		323,008
State Commercial Banks	295,390	-	-		295,390
Chemical and Fertilizer Mineral Mining	181,350	-	-		181,350
Miscellaneous Business Services	94,320	-	-		94,320
Medical Laboratories	71,210	-	-		71,210
Total Common Stocks	14,273,511	-	-		14,273,511

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	73,304	-	-		73,304

Total Investments in Securities	$14,346,815	$-	$-		$14,346,815

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.